STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income/(loss)	$ (11,507,963)	$ 7,770,767
Adjustment to reconcile net income/(loss) to net cash and cash equivalents used in operating activities:
Depreciation and amortization	7,627	12,586
Stock-based compensation	3,472,760	4,523,668
Change in fair value of derivative liability	(1,920,837)	(29,193,357)
Amortization of financing costs	2,437
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,648)	(171,780)
Accounts payable	267,767	(2,199,550)
Accrued expenses	(285,603)	485,038
Deferred rent	862	(6,749)
Due to related party	0	(26,039)
Net cash used in operating activities	(9,965,598)	(18,805,416)
Cash flows from investing activities:
Purchase of property and equipment	0	(20,096)
Net cash used in investing activities	0	(20,096)
Cash flows from financing activities:
Payment of capital lease obligation	(3,322)	(255)
Convertible notes financing issuance costs	(12,528)	0
Proceeds from issuance of convertible notes payable	2,100,000	0
Net cash provided by financing activities	2,084,150	(255)
Net decrease in cash and cash equivalents	(7,881,448)	(18,825,767)
Cash and cash equivalents at beginning of period	7,948,436	26,774,203
Cash and cash equivalents at end of period	66,988	7,948,436
Supplemental schedule of cash flows information:
Cash paid for interest	1,139	143
Supplemental schedule of non-cash investing and financing activities:
Acquisition of equipment pursuant to capital leases	$ 0	$ 11,500